Share capital (Details Textual) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	May 09, 2017	Jan. 31, 2017 CAD ($) $ / shares shares	Dec. 31, 2018 USD ($) options years	Dec. 31, 2017 USD ($) years	Dec. 31, 2018 CAD ($) $ / shares shares	Dec. 31, 2017 CAD ($) shares	May 31, 2017 shares
Proceeds from issuance of common shares – private placement | $			$ 165	$ 199
Option life, share options granted | years			4.7	4.6
Weighted average fair value at measurement date, share options granted | $					$ 0.30	$ 0.24
Number of shares outstanding | shares					174,807,000	173,573,000
Number of shares issued | shares					174,806,820	173,573,572
Description about Exchange of new shares for existing Shares	pursuant to which each existing share of Entrée was exchanged for one “new” share of Entrée and 0.45 of a Mason Common Share
Exercise price of outstanding Warrants		0.65%
Exercise price of outstanding Warrants Term		5 years
Percentage to Acquire of Issued and Outstanding Shares		10.00%
Number of Bonus Shares Issued | shares							100,000
Mason Resources Corp [Member]
Ratio Adjusted In Exercise Price Of Warrants		85.00%
Entree Resources Ltd [Member]
Ratio Adjusted In Exercise Price Of Warrants		15.00%
Post Arrangement [Member]
Weighted average fair value at measurement date for warrants | $ / shares					$ 0.37
Related parties [member]
Number of share options granted in share-based payment arrangement | options			2,290,000
Allocated Share Based Payment Transactions | $			$ 500	$ 600
Private Placements [Member] | Two Tranches [Member]
Par value per share | $ / shares		$ 0.41
Proceeds from issuance of common shares – private placement | $		$ 7,600,000
Number of shares issued | shares		18,529,484